Income Tax Matters - Deferred Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 7,631	€ 7,820	€ 8,229
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,828	2,776	€ 2,513
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,631	7,820
Deferred tax assets for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,590	5,875
Telefonica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,631	7,820
Telefonica, S.A. | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,828	2,776
Telefonica, S.A. | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,422	1,858
Telefonica, S.A. | Deferred tax assets for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 2,381	€ 3,186